SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 62,953			$ 1,382,525				$ 1,262
Receivables	205,827			2,316				0
Prepaid Expenses	287,002			27,160				62,089
Inventory	294,572			67,144				0
Due from related parties	395,526			429,648				399,251
Intangible assets (net)	40,346			54,912				0
Operating lease right of use assets	2,342,738			315,207				546,350
Lease security deposits	87,782			86,811				83,386
Customer deposits	0			11,028				0
Due to related partis	987,252			91,951				93,852
Operating lease liabilities	1,789,349			0				283,422
Total liabilities	4,134,919			1,277,257				640,202
Shareholders' equity	222,304	$ 569,634	$ 926,520	1,167,619	$ 519,954	$ 786,199	$ 828,161	$ 488,733	$ 0
Yubo Beijing [Member]
Cash	45,376			746,613
Receivables	202,726			2,316
Prepaid Expenses	189,087			27,160
Inventory	294,572			67,144
Due from related parties	395,526			429,648
Property and equipment (net)	68,664			79,153
Intangible assets (net)	40,346			54,912
Operating lease right of use assets	309,329			315,207
Lease security deposits	79,393			86,811
Investment in Yubo Jingzhi (A)	87,844			0
Receivables from other consolidating entities (A)	283,217			0
Total assets	1,919,309			1,808,964
Accounts payable and accrued expense	44,818			101,175
Customer deposits	0			11,028
Advances from prospective customers/distributors	747,449			757,896
Due to related partis	326,667			91,951
Operating lease liabilities	79,393			315,207
Payables to other consolidating entities (A)	503,876			0
Total liabilities	1,702,203			1,277,257
Shareholders' equity	$ 217,106			$ 531,707